SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries, the VIEs, and the subsidiaries of the VIEs for which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation.

Going concern consideration

The Group’s consolidated financial statements have been prepared in accordance with U.S. GAAP on a going concern basis. The going concern basis assumes that assets are realized and liabilities are extinguished in the ordinary course of business at amounts disclosed in the consolidated financial statements.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Going concern consideration (Continued)

During the year ended December 31, 2025, the Group incurred net loss of RMB943,692 (US$134,946). As of December 31, 2025, the Group had an accumulated deficit of RMB15,247,868 (US$2,180,416). The Group has primarily funded the operations as well as the capital expenditures through revenue generated from contracts with customers, equity financing, and proceeds from financing facilities such as borrowings from third parties and related parties.

In view of the operating loss of the Group and the significant capital expenditures required for the expansion of operations of the Group, management has given careful consideration to the future liquidity and performance of the Group and its available sources of financing in assessing whether the Group will have sufficient financial resources to continue as a going concern. As of December 31, 2025, the Group had cash, cash equivalents and restricted cash of RMB6,117,237 (US$874,754). In addition, the Group had existing credit facilities available from banks and other financial institutions to finance the future operations and capital expenditures of the Group.

Based on above, management believes that the going concern basis of preparation is supported. Therefore, the consolidated financial statements do not include any adjustments to the amounts and classifications of assets and liabilities that might be necessary should the Group be unable to continue as a going concern.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet date and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, allowance for credit losses for accounts receivable and contract assets, impairment of goodwill and impairment of long-lived assets. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Comparative Information

Certain financial information of the Group has been adjusted to conform with the current period’s presentation to facilitate comparison.

Foreign currency

The Group’s financial information is presented in Renminbi (“RMB”). The functional currency of the Company and the Company’s subsidiaries located in the U.S. is U.S. dollars (“US$”). The functional currency of the Company’s subsidiaries and the VIEs and VIEs’ subsidiaries located in Chinese mainland is Renminbi (“RMB”). The functional currencies of the Company’s subsidiaries located in Japan and Hong Kong are Japanese Yen (“Yen”) and Hong Kong dollars (“HK$”), respectively.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.9931 per US$1.00 on December 31, 2025 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and time deposits or other highly liquid investments placed with banks or other financial institutions which have original maturities of less than three months.

As of December 31, 2024 and 2025, a majority of the Group’s cash and cash equivalents were held by financial institutions located in Chinese mainland and Hong Kong. Deposits held in Chinese mainland are subject to restrictions on foreign exchange and the ability to transfer cash outside of Chinese mainland. In May 2015, a new Deposit Insurance System (“DIS”) managed by the People’s Bank of China (“PBOC”) was implemented. Deposits in the licensed banks in Chinese mainland are protected by DIS, up to a limit of RMB500. Hong Kong has an official Deposit Protection Scheme (“DPS”). Deposits in the licensed banks in Hong Kong are protected by DPS, up to a limit of HK$800 thousands.

As an offshore holding company, the Company is permitted under laws and regulations of Chinese mainland to provide funding from the proceeds of its offshore fundraising activities to its Chinese mainland subsidiaries only through loans or capital contributions, and to its VIEs only through loans, in each case subject to the satisfaction of the applicable government registration and approval requirements.

For the year ended December 31, 2025, there have been the following cash transfers between the Company, the Company’s subsidiaries, the Company’s VIEs and their subsidiaries:

- The Company and its subsidiaries made capital contribution amounted to RMB80,789 (US$11,553) to the WFOE.
- The Company and its subsidiaries provided loans amounted to RMB2,636,656 (US$377,037) and repaid loans amounted to RMB100,000 (US$14,300) to the VIEs and their subsidiaries, and the VIEs and their subsidiaries provided loans amounted to RMB50,000 (US$7,150) and paid loan interest amounted to RMB157,744 (US$22,557) to the Company and its subsidiaries.
- The VIEs and their subsidiaries transferred RMB33,129 (US$4,737) to the Company’s subsidiaries, for services provided.

There were no other cash transferred, dividends or distributions between the VIEs and their subsidiaries and the Company and the Company’s subsidiaries for the year ended December 31, 2025. In addition, the Group has not generated sufficient distributable profits to pay dividends or fully settle amounts due to the Company.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Restricted cash

As of December 31, 2024 and 2025, substantially all of the Group’s restricted cash was held by financial institutions located in Chinese mainland and mainly represents cash secured to guarantee certain payables to suppliers.

Short-term investments

The Group’s short-term investments comprise primarily of cash deposits at fixed rates and structured deposits with original maturities of greater than three months, but less than twelve months. The Group elects the fair value option to measure and record these structured deposits in accordance with ASC Topic 825, Financial Instruments (“ASC 825”). The Group believes the fair value option election creates more transparency of the current value of these structured deposits. Change in the fair value are recognized in “Other loss, net” in the consolidated statements of comprehensive loss.

Non-controlling interests

A non-controlling interest is recognized to reflect the portion of subsidiaries’ equity which is not attributable, directly or indirectly, to the Group. Consolidated net loss on the consolidated statements of comprehensive loss includes the net loss attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests are recorded as “non-controlling interests” in the Group’s consolidated balance sheets.

Equity investments

a)	Equity investments with readily determinable fair value

Equity investments with readily determinable fair value, except for those accounted for under the equity method and those that result in consolidation of the investee, are measured at fair value, and any changes in fair value are recognized in the consolidated statements of comprehensive loss.

In 2022, the Group purchased equity interest of a company listed on the Hong Kong Stock Exchange and disposed in November 2024. Unrealized losses for the equity investments with readily determinable fair value were recorded in “Other loss, net” on the consolidated statements of comprehensive loss.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Equity investments (Continued)

b)	Equity investments without readily determinable fair value

The Group’s equity investments without readily determinable fair value are primarily long-term investments in unlisted companies based in Chinese mainland that are not in-substance common stock. For equity investments without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure all its investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

The Group makes a qualitative assessment of whether the equity investments are impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in the statements of comprehensive loss equal to the difference between the carrying value and fair value.

c)	Equity method investments

The Group’s investment in common stock or in-substance common stock in entity in which it can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting and classified as “equity method investments” in accordance with ASC Subtopics 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of equity investment’s profit or loss. The Group evaluates the equity method investment for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized when the decline in value is determined to be other-than-temporary.

In April 2023, the Group acquired 49% equity interests in an equity investment which it can exercise significant influence over the investee, and therefore, the Group accounts for such investment as an equity method investment in accordance with ASC 323.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Equity investments (Continued)

The total carrying value of equity investments held were as follows:

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Equity investments without readily determinable fair value
Initial cost basis	124,196	124,196	124,196	17,760
Cumulative unrealized gains	119,245	119,245	119,245	17,052
Cumulative unrealized losses (including impairment)	(28,522)	(28,522)	(28,522)	(4,079)
Foreign currency translation	979	2,066	815	117
	215,898	216,985	215,734	30,850
Equity investment with readily determinable fair value
Initial cost basis	42,437	—	—	—
Cumulative unrealized losses	(12,469)	—	—	—
Cumulative realized gain	100	—	—	—
Foreign currency translation	205	—	—	—
	30,273	—	—	—
Equity method investment
Initial cost basis	12,070	14,840	14,840	2,122
Share of income from equity method investment	1,689	2,357	3,592	513
	13,759	17,197	18,432	2,635
Total carrying value	259,930	234,182	234,166	33,485

Fair value measurements

Financial instruments of the Group primarily include cash and cash equivalents, restricted cash, short-term investments, certain other liabilities, amounts due from and due to related parties, short-term borrowings and long-term borrowings. The carrying amounts of the borrowings approximate to their fair values due to the fact that the related interest rates approximate the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities. The carrying amounts of the remaining financial instruments approximate to their fair values because of their short-term maturities.

The Group applies ASC 820 in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Fair value measurements (Continued)

a)	Assets and liabilities measured at fair value on a recurring basis

		Quoted prices in	Significant
		active markets	other	Significant	Total
	Total Fair	for identical	observable	unobservable	gain
	Value	assets	inputs	inputs	(loss)
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2024
Structured deposits	90,422	—	90,422	—	422

The fair values of the Group’s structured deposits are determined based on the observable market inputs such as yield curves, credit spreads, or quoted price from the issuers (Level 2). For the year ended December 31, 2024, the Group recognized a gain of RMB422 resulting from changes in fair value in the consolidated statements of comprehensive loss.

b)	Assets and liabilities measured at fair value on a non-recurring basis

		Quoted prices in	Significant
		active markets	other	Significant
	Total Fair	for identical	observable	unobservable	Total
	Value	assets	inputs	inputs	losses
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2024
Long-lived assets in public cloud asset group as of September 30, 2024 (Note 7)	4,894,018	—	—	4,894,018	(919,724)

As of December 31, 2025, the Group did not have any assets or liabilities that were measured at fair value on a non-recurring basis.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Accounts receivable and contract assets, net

The Group maintains an allowance for credit losses in accordance with ASC 326, Credit Losses (“ASC 326”) and records the allowance for credit losses as an offset to accounts receivable and contract assets, and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of comprehensive loss. The Group assesses collectability by reviewing accounts receivable and contract assets on a collective basis where similar characteristics exist and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable and contract assets balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers.

Property and equipment, net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets. Property and equipment under finance leases are depreciated on a straight-line basis over the shorter of the estimated useful life of the leased assets or the lease term. Estimated useful lives for the property and equipment are as follows:

Estimated
Category	Useful Life
Electronic equipment	3-5 years
Office equipment and fixtures	5 years
Data center machinery and equipment	10 years
Building	50 years

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Direct costs that are related to the construction of property and equipment, and are incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible assets are to be consumed. The estimated useful lives for the intangible assets are as follows:

Estimated
Category	Useful Life
Customer relationships	6 years
Patents and technologies	6-10 years
Trademarks and domain names	10 years
Software and copyrights	3-10 years
Others	3 years

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite.

Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of long-lived assets in an asset group may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value.

Segment reporting

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one operating segment. The CODM uses consolidated net loss to assess financial performance and allocate resources. The CODM considers budget to actual comparisons of consolidated net loss on a regular basis when assessing the operating results and making resource decisions to improve profitability. The CODM also uses the budget to actual comparisons of consolidated net loss to make decisions aligned with the Group’s strategic initiatives and capital allocation priorities. Significant expenses reviewed by the CODM include those that are presented in the consolidated statements of comprehensive loss. The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets.

A majority of the Group’s revenues were generated from Chinese mainland and a majority of the long-lived assets of the Group are located in Chinese mainland, and therefore, no geographical segments are presented.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. Goodwill is allocated to the reporting units of the Group that are expected to benefit from the synergies of the business combination based on the estimated fair value at the date of acquisition. A reporting unit is defined as an operating segment or one level below an operating segment referred to as a component. The Group determines reporting units by first identifying its operating segments, and then assesses whether any components of these segments constituted a business for which discrete financial information is available and where the segment manager regularly reviews the operating results of that component. As of December 31, 2024 and 2025, the Group had two reporting units, consisting of Cloud service and solutions and Cloud-based digital solutions and services. Because, except for those two reporting units identified, other components below the consolidated level either did not have discrete financial information or their operating results were not regularly reviewed by the segment manager.

The Group assesses goodwill for impairment in accordance with ASC 350-20, Intangibles—Goodwill and Other: Goodwill (“ASC 350-20”), which requires goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events. The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the quantitative test in accordance with ASC 350-20. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. The Group also considers the last quantitative assessment completed. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The quantitative impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss will be recognized in an amount equal to that excess.

Revenue recognition

The Group applies the five-step model outlined in ASC 606, Revenue from Contracts with Customers (“ASC 606”), and accounts for a contract when it has approval and commitment from the customer, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.

Revenue is allocated to each performance obligation based on its standalone selling price. The Group generally determines standalone selling prices based on observable prices. If the standalone selling price is not observable through past transactions, the Group estimates the standalone selling price based on multiple factors, including, but not limited to, historical discounting trends for services, gross margin objectives, internal costs, and industry technology life cycles. Timing of revenue recognition may differ from the timing of invoicing to customers. For certain revenue contracts, customers are required to pay before the services are delivered to the customer. The Group recognizes a contract asset or a contract liability in the consolidated balance sheets, depending on the relationship between the entity’s performance and the customer’s payment. Contract liabilities represent the excess of payments received as compared to the consideration earned and are reflected in “Accrued expenses and other current liabilities” in the Group’s consolidated balance sheets. Contract assets primarily relate to the Group’s rights to consideration for work completed in relation to its services performed but not billed at the reporting date and are reflected in “Prepayments and other assets” in the Group’s consolidated balance sheets. The contract assets are transferred to the receivables when the rights become unconditional. For the contract that contains significant financing component, the transaction price is adjusted for the effects of the time value of money which is equivalent to the amounts charged in separate financing transaction between the Group and its customer at contract inception. For a contract where the period between the payment by the customer and the transfer of the promised goods or services is one year or less, the transaction price is not adjusted for the effects of a significant financing component, using the practical expedient in ASC 606. Pursuant to ASC 606-10-32-2A, the Group also elected to exclude sales taxes and other similar taxes from the measurement of the transaction price. Therefore, revenues are recognized net of value added taxes (“VAT”) and surcharges.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Public cloud services

The Group provides integrated cloud-based services including cloud computing, storage and delivery. Substantially all of the Group’s public cloud service revenue is recognized on a monthly basis based on utilization and duration. The nature of the Group’s performance obligation is a single performance obligation under these contracts to stand ready to provide an unspecified quantity of integrated cloud-based services each day throughout the contract period. The Group uses monthly utilization records, an output measure, to recognize revenue over time as it most faithfully depicts the simultaneous consumption and delivery of services. At the end of each month, the transaction consideration is fixed based on utilization records and no variable consideration exists.

The Group also generates public cloud service revenue from prepaid subscription packages which are recognized ratably over the fixed subscription period.

Enterprise cloud services

The Group provides comprehensive customized cloud-based and enterprise digital solutions, which are typically completed within twelve months (“Solutions”). The components within the Solutions are not distinct within the context of the contract because they are considered highly interdependent, and the customer can only benefit from these components in conjunction with one another as a two-way dependency exists. In connections with Solutions, the Group also provides post-delivery maintenance and upgrade services that are mainly technical support services performed by the Group’s technical support team. Therefore, the arrangement has three performance obligations, the Solutions, maintenance and upgrades. Revenue allocated to the Solutions is recognized over time if one of the following criteria is met: (i) the customer simultaneously receives and consumes the benefits as the Group performs; (ii) the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or (iii) the asset delivered has no alternative use and the Group has an enforceable right to payment for performance completed to date. Otherwise, revenue is recognized at a point in time when a customer obtains control of a promised asset or service and the Group satisfies its performance obligation, i.e. upon customer acceptance of the Solutions. Revenue allocated to upgrades is recognized at a point in time upon delivery of the specified upgrade. Revenue allocated to maintenance is recognized over time because the customer simultaneously receives and consumes the benefits as the Group performs throughout a fixed term. Revenue allocated to maintenance and upgrades during the periods presented was immaterial.

The Group also provides enterprise digital services. The series of enterprise digital services are substantially the same from day to day, and each day of the service is considered to be distinct and separately identifiable as it benefits the customer daily. Further, the uncertainty related to the service consideration is resolved on a daily basis as the Group satisfies its obligation to perform enterprise digital service daily with enforceable right to payment for performance completed to date. Thus, revenue is recognized as service is performed and the customer simultaneously receives and consumes the benefits from the service daily.

Cost of revenue

Cost of revenues primarily includes bandwidth and internet data center costs (“IDC costs”), depreciation expense of electronic equipment, data center machinery and equipment, salaries and benefits for employees directly involved in revenue generation activities, and other expenses directly attributable to the provision of services.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Research and development

Research and development expenses primarily consist of payroll and related expenses for employees and third-party service provider costs in the development of new products and services. The Group expenses research and development costs as they are incurred.

Advertising expenditures

Advertising costs are expensed when incurred and are included in selling and marketing expenses in the consolidated statements of comprehensive loss. For the years ended December 31, 2023, 2024 and 2025, the advertising expenses were RMB9,114, RMB4,691 and RMB6,409 (US$917), respectively.

Government grants

Government grants, which mainly represent amounts received from central and local governments in connection with the Company’s investments in local business districts and contributions to technology development, are recognized as income in “Other income (expenses), net” or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the consolidated income statements upon receipt and when all conditions attached to the grants are probable fulfilled.

Government grants related to assets are recognized as a reduction of the carrying amount of the related asset when all conditions attached to the grants are probable fulfilled and are recognized in the consolidated income statements as a reduction of related depreciation or amortization expense over the estimated useful live of the related asset on a straight-line method.

Leases

The Group determines if an arrangement is a lease or contains a lease at lease inception. For certain class of underlying asset, the Group accounts for the lease and non-lease components as a single lease component. Lease terms are based on the non-cancelable term of the lease and may contain options to extend the lease when it is reasonably certain that the Group will exercise that option. The Group recognizes a right-of-use asset and a lease liability on the consolidated balance sheets based on the present value of the lease payments over the lease term at commencement date. Variable lease payments that do not depend on an index or a rate are not included in the lease payments and are recognized in earnings in the period in which the event or condition that triggers the payment occurs. The Group has also elected the practical expedient for the short-term lease exemption for contracts with lease terms of 12 months or less.

Operating lease expense is recorded on a straight-line basis over the lease term. Finance lease right-of-use assets are depreciated on a straight-line basis over the lesser of the useful life of the leased assets or the lease term. Interests on finance lease liabilities are determined as the amount that results in a constant periodic discount rate on the remaining balance of the liability. Finance lease right-of-use assets are included in “Property and equipment, net” in the consolidated balance sheets. Current and non-current portions of finance lease liabilities are included in “Accrued expenses and other current liabilities” and “Other liabilities”, respectively, in the consolidated balance sheets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Leases (Continued)

As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.

Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive loss includes net loss and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive loss.

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related tax laws of Chinese mainland. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Income taxes (Continued)

In accordance with the provisions of ASC 740, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits that, if any, will be recorded in “Other liabilities” in the accompanying consolidated financial statements is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

The Group adopted Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”) on January 1, 2025 on a prospective basis, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid.

Share-based compensation

The Group applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s share-based awards to employees are classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values.

The Group uses the accelerated method for all awards granted with graded vesting based on service conditions, and elects to account for forfeitures as they occur. For share options, the Group, with the assistance of an independent third-party valuation firm, determined the fair value of the share-based awards granted to employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees. For restricted share units, the Group recognizes the estimated compensation cost based on the fair value of its ordinary shares on the date of the grant.

Treasury shares

Treasury shares represent ordinary shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury shares are accounted for under the cost method. Under this method, repurchase of ordinary shares was recorded as treasury shares at historical purchase price.

Loss per share

In accordance with ASC 260, Earnings Per Share (“ASC 260”), basic loss per share is computed by dividing the net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Loss per share (Continued)

For the years ended December 31, 2023, 2024 and 2025, ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options and vesting of awarded shares. Ordinary equivalent shares are excluded from the computation of diluted per share if their effects would be anti-dilutive.

Employee benefit expenses

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare grants, unemployment insurance and pension benefits through a Chinese mainland government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The Chinese mainland government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid.

The Group recorded employee benefit expenses of RMB389,146, RMB433,805 and RMB464,752 (US$66,459) for the years ended December 31, 2023, 2024 and 2025, respectively.

Recent accounting pronouncements

In December 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires additional disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. In January 2025, the FASB issued ASU 2025-01, which clarifies the effective date of ASU 2024-03. ASU 2024-03 is effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. This ASU should be applied prospectively with the option to apply the standard retrospectively. The Group is currently evaluating the impact of this new standard on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity can elect a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the assets when estimating expected credit losses. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods within those fiscal years. Early adoption is permitted. This ASU should be applied prospectively. The Group does not expect the adoption of the accounting standard updates would have a material impact on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles: Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). The guidance modernizes the accounting for software costs and enhances the transparency about an entity’s software costs. The guidance is effective for the fiscal years beginning after December 15, 2027 and for interim periods within those fiscal years. This ASU can be applied prospectively, retrospectively, or under a modified transition approach. The Company is currently evaluating the impact of the new standard and does not expect to have a material impact on its consolidated financial statements resulting from adoption of the new standard.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Recent accounting pronouncements (Continued)

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”), to improve generally accepted accounting principles by establishing authoritative guidance on the accounting for government grants received by business entities. The amendments establish the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The guidance is effective for fiscal years beginning after December 15, 2028, with early adoption permitted, and it can be applied using one of the following approaches: (1) a modified prospective approach; (2) a modified retrospective approach and (3) a retrospective approach to all government grants. The Group is currently evaluating the impact of this new standard on its consolidated financial statements.